UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21759

Name of Fund: BlackRock Global Dynamic Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Dynamic Equity Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Global Dynamic Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina — 0.2%
Banco Macro Bansud SA - ADR	5,800	$267,612
Cresud S A Sponsored - ADR	15,700	287,467
IRSA Inversionesy Representaciones SA - ADR	18,400	292,560
Pampa Energia SA - ADR	18,900	332,073
Telecom Argentina Stet-France Telecom SA - ADR	5,900	152,338
Tenaris SA - ADR	3,300	155,661

		1,487,711

Australia — 1.6%
BHP Billiton Ltd.	136,194	6,059,094
CSL Ltd.	47,042	1,750,129
Newcrest Mining Ltd.	113,191	4,192,411
Rio Tinto Ltd.	38,201	3,215,525
Telstra Corp. Ltd.	256,796	718,448

		15,935,607

Austria — 0.0%
Telekom Austria AG	26,075	358,926

Belgium — 0.2%
RHJ International (a)	132,798	1,148,917
RHJ International - ADR (a)(b)	23,000	199,605
RHJ International - ADR (a)(b)	41,200	357,069

		1,705,591

Brazil — 3.0%
All America Latina Logistica SA	67,600	570,988
Banco do Brasil SA	13,443	239,997
Banco Santander Brasil SA	50,700	587,919
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	67,297	2,534,513
Cia Energetica de Minas Gerais - ADR	22,041	364,117
Cosan Ltd.	110,800	1,438,184
Cyrela Brazil Realty SA	130,714	1,443,621
Hypermarcas SA (a)	332,018	3,951,671
Itau Unibanco Holding SA, Preference Shares	58,576	1,250,619
MRV Engenharia e Participacoes SA	158,695	1,342,332
OGX Petroleo e Gas Participacoes SA (a)	64,600	666,946
Petroleo Brasileiro SA - ADR	246,760	8,204,770

Common Stocks	Shares	Value

Brazil (concluded)
SLC Agricola SA	105,451	$1,251,912
Usinas Siderurgicas de Minas Gerais SA, Preference ‘A’ Shares	30,611	356,802
Vale SA, Preference ‘A’ Shares	99,867	3,054,812
Vivo Participacoes SA - ADR	87,975	2,994,669

		30,253,872

Canada — 3.8%
Agrium, Inc. (c)	1,163	102,798
Alamos Gold, Inc.	84,110	1,271,709
BCE, Inc.	3,700	134,421
Barrick Gold Corp.	110,887	5,268,241
Canadian Natural Resources Ltd.	43,700	1,945,524
Canadian Pacific Railway Ltd.	20,042	1,345,419
Canadian Pacific Railway Ltd.	20,978	1,407,193
Cenovus Energy, Inc.	1,310	45,339
Daylight Energy Ltd.	146,350	1,474,681
Eldorado Gold Corp.	187,485	3,012,567
Goldcorp, Inc.	113,068	4,546,464
IAMGOLD Corp.	142,578	2,711,834
IAMGOLD, International African Mining Gold Corp.	61,449	1,168,412
Kinross Gold Corp.	59,975	997,984
Kinross Gold Corp.	217,854	3,620,203
Magna International, Inc., Class A	3,500	204,295
Potash Corp. of Saskatchewan, Inc.	5,340	949,345
Research In Motion Ltd. (a)	2,800	165,508
Rogers Communications, Inc., Class B	9,900	345,736
Rogers Communications, Inc., Class B	20,000	698,400
Silver Wheaton Corp. (a)	71,000	2,186,800
Sino-Forest Corp. (a)	81,490	1,772,459
Suncor Energy, Inc.	24,128	998,998
TELUS Corp.	11,260	558,305
Talisman Energy, Inc.	19,950	457,036
Teck Resources Ltd., Class B	3,140	190,284
Viterra, Inc.	34,500	403,106

		37,983,061

Chile — 0.2%
Banco Santander Chile SA - ADR	7,200	611,136
E. CL SA	230,700	590,118

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MSCI	Morgan Stanley Capital International
MYR	Malaysian Ringgit
MosPrime	Moscow Prime Offered Rate
NZD	New Zealand Dollar
SGD	Singapore Dollar
SPDR	Standard & Poor’s Depositary Receipts
USD	US Dollar

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2011	1

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chile (concluded)
Sociedad Quimica y Minera de Chile SA - ADR	13,700	$732,676

		1,933,930

China — 2.3%
Beijing Enterprises Holdings Ltd.	586,675	3,451,577
CSR Corp. Ltd.	288,800	416,306
Chaoda Modern Agriculture Holdings Ltd.	2,176,985	1,569,670
China BlueChemical Ltd.	909,200	754,853
China Communications Services Corp. Ltd.	33,600	20,598
China Huiyan Juice Group Ltd.	173,000	118,695
China Life Insurance Co., Ltd.	210,800	822,009
China Life Insurance Co., Ltd. - ADR	15,720	916,319
China Mobile Ltd.	406,200	3,992,894
China Pacific Insurance Group Co., Ltd.	37,600	149,639
China Shenhua Energy Co., Ltd., Class H	207,463	849,045
China Telecom Corp., Ltd.	980,000	581,270
China Unicom Ltd.	411,100	686,744
Dongfeng Motor Group Co., Ltd.	187,200	332,775
Guangshen Railway Co. Ltd.	1,914,000	785,755
Guangzhou Automobile Group Co., Ltd.	668,672	864,376
Jiangsu Express	99,500	107,313
Mindray Medical International Ltd. - ADR	8,700	227,592
Ping An Insurance Group Co. of China Ltd.	67,776	678,151
Sinopharm Group Co.	192,300	683,142
Tianjin Development Holdings Ltd. (a)	2,722,647	2,317,359
Tianjin Port Development Holdings Ltd.	4,219,500	1,092,035
Xiamen International Port Co., Ltd.	1,145,000	240,244
Zhongsheng Group Holdings Ltd. (a)	485,500	967,474

		22,625,835

Egypt — 0.1%
Telecom Egypt	376,619	976,767

Finland — 0.1%
Fortum Oyj	34,797	1,070,733
Nokia Oyj - ADR	11,400	121,980

		1,192,713

France — 1.5%
AXA SA - ADR	1,500	31,860
BNP Paribas SA	23,700	1,768,934
Cie Generale d’Optique Essilor International SA	35,697	2,386,614
France Telecom SA	70,803	1,544,224
Sanofi-Aventis	25,200	1,722,237
Sanofi-Aventis - ADR	4,266	146,793
Societe Generale SA	7,700	497,367
Technip SA	4,040	392,484
Total SA	39,156	2,291,265
Total SA - ADR	40,700	2,391,939
Vivendi SA	65,500	1,872,458

		15,046,175

Common Stocks	Shares	Value

Germany — 0.9%
Allianz AG, Registered Shares	3,788	$526,560
BASF SE	14,800	1,139,364
Bayer AG	12,291	907,561
Bayer AG - ADR	1,100	81,378
Bayerische Motoren Werke AG	5,630	432,086
Beiersdorf AG (c)	2,900	158,901
Deutsche Telekom AG - ADR	8,600	114,552
Infineon Technologies AG (a)	45,400	480,933
Kabel Deutschland Holding AG (a)	22,400	1,128,595
Siemens AG	11,100	1,422,948
Volkswagen AG, Preference Shares	13,474	2,179,876

		8,572,754

Hong Kong — 1.1%
AIA Group Ltd. (a)	180,600	496,863
Cheung Kong Holdings Ltd.	77,200	1,281,957
Cheung Kong Infrastructure Holdings Ltd.	147,600	702,871
China Dongxiang Group Co.	1,068,554	468,250
China Gas Holdings Ltd.	199,000	86,526
China Resources Gas Group Ltd.	380,000	516,292
HSBC Holdings Plc, Hong Kong Registered	81,800	894,168
Hutchison Whampoa Ltd. (c)	138,227	1,618,556
The Link Real Estate Investment Trust	793,848	2,496,434
Mongolian Mining Corp. (a)	415,200	557,033
Ports Design Ltd.	2,500	6,899
Shougang Concord International Enterprises Co., Ltd. (a)	1,509,800	224,220
Wharf Holdings Ltd.	184,225	1,400,883

		10,750,952

India — 1.2%
Adani Enterprises Ltd.	107,700	1,328,063
Adani Power Ltd. (a)	450,057	1,215,480
Bharat Heavy Electricals Ltd.	55,200	2,674,370
Container Corp. of India	10,420	273,677
Housing Development Finance Corp.	178,700	2,454,000
Larsen & Toubro Ltd.	20,450	732,767
Power Grid Corp. of India Ltd.	37,611	79,204
Reliance Industries Ltd.	83,450	1,673,750
State Bank of India Ltd.	31,710	1,833,591

		12,264,902

Indonesia — 0.2%
Bumi Resources Tbk PT	3,536,007	1,076,162
Telekomunikasi Indonesia Tbk PT	1,214,600	1,016,303

		2,092,465

Israel — 0.2%
Check Point Software Technologies Ltd. (a)	4,400	196,020
Teva Pharmaceutical Industries Ltd. - ADR	41,840	2,286,556

		2,482,576

Italy — 0.5%
Assicurazioni Generali SpA	10,700	233,372
Eni SpA	69,800	1,652,591
Intesa Sanpaolo SpA	302,445	1,007,220
Telecom Italia SpA	367,500	522,053

2	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Italy (concluded)
Unicredit SpA	764,500	$1,895,642

		5,310,878

Japan — 9.3%
Aisin Seiki Co., Ltd.	25,191	956,930
Astellas Pharma, Inc.	18,227	696,325
The Bank of Kyoto Ltd.	63,359	585,971
Bridgestone Corp.	24,468	470,247
Canon, Inc.	51,631	2,541,470
Coca-Cola Central Japan Co., Ltd.	8,046	109,270
Coca-Cola West Holdings Co., Ltd.	19,666	358,820
Daihatsu Motor Co., Ltd.	45,823	758,905
Daikin Industries Ltd.	4,326	149,900
Dainippon Pharma Co., Ltd.	3,000	26,962
Daiwa House Industry Co., Ltd.	55,320	675,888
Denso Corp.	29,040	1,071,292
East Japan Railway Co.	44,499	2,939,330
Fanuc Ltd.	6,232	986,207
Fuji Heavy Industries Ltd.	192,746	1,650,500
Fujitsu Ltd.	20,916	130,314
Futaba Industrial Co., Ltd. (a)	55,289	413,340
Hitachi Chemical Co., Ltd.	41,200	934,548
Hitachi Ltd.	89,100	487,460
Hokkaido Coca-Cola Bottling Co., Ltd.	10,000	49,098
Honda Motor Co., Ltd.	47,926	2,065,716
Hoya Corp.	72,278	1,705,081
Inpex Corp.	443	2,846,762
JGC Corp.	75,005	1,834,476
Japan Real Estate Investment Corp.	24	240,413
Japan Retail Fund Investment Corp.	51	93,699
KDDI Corp.	458	2,578,195
Kinden Corp.	56,812	508,980
Kirin Holdings Co., Ltd.	102,389	1,379,828
Komatsu Ltd.	34,300	1,023,077
Kubota Corp.	264,209	2,690,830
Kuraray Co., Ltd.	58,040	815,971
Kyowa Hakko Kirin Co., Ltd.	67,011	685,561
MS&AD Insurance Group Holdings, Inc.	100,785	2,402,351
Mikuni Coca-Cola Bottling Co., Ltd.	17,200	156,358
Mitsubishi Corp.	161,213	4,500,559
Mitsubishi Tanabe Pharma Corp.	37,830	604,722
Mitsubishi UFJ Financial Group, Inc.	267,493	1,389,337
Mitsui & Co., Ltd.	188,307	3,178,543
Mitsui Fudosan Co., Ltd.	34,800	709,957
Mitsui OSK Lines Ltd.	95,479	623,684
Murata Manufacturing Co., Ltd.	20,452	1,553,014
NGK Insulators Ltd.	41,610	703,009
NKSJ Holdings, Inc. (a)	249,775	1,705,120
NTT DoCoMo, Inc.	2,891	5,169,821
NTT Urban Development Co.	373	384,937
Nintendo Co., Ltd.	2,419	654,062
Nippon Building Fund, Inc.	33	346,241
Nippon Electric Glass Co.	45,399	684,624
Nippon Telegraph & Telephone Corp.	29,800	1,382,571
Nomura Holdings, Inc.	101,674	619,974
Okumura Corp.	196,239	744,452
Rinnai Corp.	11,846	749,307

Common Stocks	Shares	Value

Japan (concluded)
Rohm Co., Ltd.	14,477	$938,889
Sekisui House Ltd.	156,571	1,525,413
Seven & I Holdings Co., Ltd.	46,439	1,199,346
Shin-Etsu Chemical Co., Ltd.	53,967	3,038,430
Shionogi & Co., Ltd.	42,778	786,916
Sony Corp. - ADR	2,400	82,416
Sony Financial Holdings, Inc.	140	518,504
Sumitomo Chemical Co., Ltd.	663,460	3,436,177
Sumitomo Electric Industries Ltd.	56,252	817,647
Sumitomo Mitsui Financial Group, Inc.	30,223	1,027,582
Suzuki Motor Corp.	123,739	3,004,253
TDK Corp.	13,027	858,139
Tadano Ltd.	19,079	99,463
Terumo Corp.	12,135	629,741
Toda Corp.	180,504	693,056
Toho Co., Ltd.	45,368	747,655
Tokio Marine Holdings, Inc.	132,650	3,952,135
Tokyo Gas Co., Ltd.	343,166	1,492,151
Toyota Industries Corp.	65,575	2,083,513
Toyota Motor Corp.	32,647	1,344,063
Ube Industries Ltd.	307,154	926,806
West Japan Railway Co.	234	893,345

		92,819,649

Kazakhstan — 0.2%
KazMunaiGas Exploration Production - GDR	109,000	2,343,500

Luxembourg — 0.0%
Millicom International Cellular SA	4,100	382,325

Malaysia — 0.5%
Axiata Group Bhd (a)	454,300	715,510
British American Tobacco Malaysia Bhd	38,100	587,940
IOI Corp. Bhd	174,648	328,360
PLUS Expressways Bhd	928,845	1,330,340
Telekom Malaysia Bhd	349,200	424,477
Tenaga Nasional Bhd	53,301	107,460
YTL Power International	2,290,817	1,759,819

		5,253,906

Mexico — 0.3%
America Movil, SA de CV - ADR	38,232	2,178,842
Fomento Economico Mexicano, SA de CV - ADR	9,800	520,086

		2,698,928

Netherlands — 0.3%
CNH Global NV (a)	3,850	186,456
Koninklijke KPN NV	50,674	797,512
Koninklijke Philips Electronics NV	61,370	1,912,180
Koninklijke Philips Electronics NV, New York Registered Shares	5,480	171,140
Unilever NV - ADR	11,400	337,782

		3,405,070

Norway — 0.3%
DnB NOR ASA	68,700	947,109
Statoil ASA	55,800	1,355,963
Telenor ASA	29,700	457,951

		2,761,023

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2011	3

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Philippines — 0.1%
Philippine Long Distance Telephone Co. - ADR	11,900	$662,830

Poland — 0.0%
Powszechny Zaklad Ubezpieczen SA	3,230	388,500

Russia — 2.3%
AFI Development Plc, Class B (a)	172,000	225,320
AFI Development Plc - GDR (a)	102,100	134,772
Federal Hydrogenerating Co. (a)	9,907,482	492,402
Kuzbassrazrezugol (a)	2,055,706	881,898
LSR Group - GDR (a)(b)	205,800	1,516,746
MMC Norilsk Nickel - ADR	41,937	1,063,522
Magnitogorsk Iron & Steel Works - GDR	46,000	671,600
Novorossiysk Commercial Sea Port - GDR	169,300	1,774,264
OAO Gazprom - ADR	66,100	1,768,836
OAO Rosneft Oil Co. - GDR	207,600	1,774,980
Polyus Gold Co. ZAO - ADR	89,200	3,001,580
RusHydro - ADR (a)	597,711	2,964,646
Sberbank	1,192,700	4,174,450
Uralkali - GDR	36,600	1,388,970
VimpelCom Ltd. - ADR	88,100	1,219,304

		23,053,290

Singapore — 1.3%
CapitaLand Ltd.	229,500	649,069
DBS Group Holdings Ltd.	66,940	789,332
Fraser and Neave Ltd.	297,100	1,481,413
Global Logistic Properties Ltd. (a)	126,000	204,862
Keppel Corp. Ltd.	243,200	2,236,462
M1 Ltd.	321,490	616,497
Noble Group Ltd.	247,123	424,807
Oversea-Chinese Banking Corp.	283,980	2,202,253
Parkway Life Real Estate Investment Trust	35,983	50,485
Raffeles Medical Group Ltd.	260,900	441,814
Sembcorp Marine Ltd.	160,700	681,004
Singapore Press Holdings Ltd.	168,300	523,803
Singapore Telecommunications Ltd.	759,660	1,850,144
United Overseas Bank Ltd.	37,800	587,754

		12,739,699

South Africa — 0.2%
Anglo Platinum Ltd. (a)	4,095	402,291
AngloGold Ashanti Ltd. - ADR	7,100	305,584
Impala Platinum Holdings Ltd.	15,000	427,056
Katanga Mining Ltd. (a)	197,778	278,491
Life Healthcare Group Holdings Ltd.	281,300	577,096
Sasol Ltd.	4,900	237,669

		2,228,187

South Korea — 1.3%
Cheil Industries, Inc.	7,100	762,394
KT Corp.	5,600	209,077
KT Corp. - ADR	72,240	1,421,683
KT&G Corp.	21,758	1,148,380
Korean Reinsurance Co.	13,232	144,512
LG Corp. (a)	8,900	677,708
LG Display Co. Ltd.	16,400	557,700
Mando Corp.	1,700	220,808

Common Stocks	Shares	Value

South Korea (concluded)
Meritz Fire & Marine Insurance Co. Ltd.	13,247	$123,289
POSCO	2,300	934,522
POSCO - ADR	8,150	832,441
Paradise Co. Ltd. (a)	83,534	303,809
SK Telecom Co., Ltd.	8,910	1,309,375
Samsung Electronics Co., Ltd.	3,940	3,459,265
Samsung Fine Chemicals Co., Ltd.	10,600	774,517

		12,879,480

Spain — 0.4%
Banco Santander SA	209,100	2,560,252
Telefonica SA	48,119	1,204,683
Telefonica SA - ADR	13,050	327,947

		4,092,882

Switzerland — 1.6%
Credit Suisse Group AG	24,742	1,104,596
Credit Suisse Group AG - ADR	3,000	134,130
Garmin Ltd.	3,900	120,237
Nestle SA, Registered Shares	71,297	3,851,878
Noble Corp.	2,400	91,800
Novartis AG, Registered Shares	32,968	1,835,323
Roche Holding AG	9,517	1,447,898
Swisscom AG	1,600	705,872
Transocean Ltd. (a)	20,856	1,667,020
Tyco Electronics Ltd.	11,376	412,152
Tyco International Ltd.	10,775	483,043
UBS AG (a)	62,990	1,127,795
Weatherford International Ltd. (a)	57,032	1,352,799
Zurich Financial Services AG	4,443	1,214,788

		15,549,331

Taiwan — 1.4%
ASUSTeK Computer, Inc.	43,700	391,978
Catcher Technology Co. Ltd.	81,800	337,346
Cheng Shin Rubber Industry Co., Ltd.	241,750	533,278
Chunghwa Telecom Co., Ltd.	339,068	1,037,205
Chunghwa Telecom Co., Ltd. - ADR	62,486	1,866,445
Compal Electronics, Inc.	190,689	251,601
Delta Electronics, Inc.	439,324	2,026,490
Far EasTone Telecommunications Co., Ltd.	536,000	802,558
HON HAI Precision Industry Co., Ltd.	185,715	792,333
HTC Corp.	98,687	3,317,465
MediaTek, Inc.	38,075	516,493
Pegatron Corp. (a)	117,621	161,455
Taiwan Semiconductor Manufacturing Co., Ltd.	918,994	2,389,708

		14,424,355

Thailand — 0.5%
Hana Microelectronics PCL	385,146	314,774
PTT Chemical PCL	398,721	1,800,343
PTT Public Company THB10	115,836	1,256,030
Siam Commercial Bank PCL	420,905	1,280,630

		4,651,777

Turkey — 0.5%
BIM Birlesik Magazalar AS	30,400	976,750
Tupras Turkiye Petrol Rafinerileri AS	36,266	942,666

4	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Turkey (concluded)
Turk Telekomunikasyon AS	205,352	$842,637
Turkcell Iletisim Hizmet AS	88,313	544,246
Turkiye Garanti Bankasi AS	263,247	1,176,718

		4,483,017

United Kingdom — 4.0%
Anglo American Plc	42,800	2,098,391
Antofagasta Plc	64,900	1,460,984
AstraZeneca Group Plc - ADR	2,300	112,470
BG Group Plc	157,100	3,525,095
BP Plc	288,560	2,267,452
BP Plc - ADR	59,300	2,814,971
BT Group Plc	555,500	1,563,884
British American Tobacco Plc	24,593	908,285
Diageo Plc - ADR	43,906	3,371,981
Ensco Plc - ADR	2,500	135,850
GlaxoSmithKline Plc - ADR	4,300	156,219
Guinness Peat Group Plc	1,249,307	667,057
HSBC Holdings Plc	306,995	3,347,171
International Power Plc	145,600	984,258
Lloyds TSB Group Plc (a)	1,229,400	1,243,311
National Grid Plc	272,300	2,414,941
Petropavlovsk Plc	11,422	187,208
Prudential Plc	30,900	334,849
Royal Dutch Shell Plc - ADR	22,299	1,583,006
Shire Pharmaceuticals Plc - ADR	1,400	111,034
Standard Chartered Plc	31,100	809,951
Unilever Plc	23,332	677,474
Unilever Plc - ADR	13,200	382,932
Vodafone Group Plc	901,551	2,530,286
Vodafone Group Plc - ADR	62,694	1,778,002

		35,467,062

United States — 46.5%
3M Co.	23,571	2,072,362
ACE Ltd.	57,799	3,559,840
The AES Corp. (a)	67,774	840,398
AOL, Inc. (a)	1,616	38,008
AT&T Inc. (e)	309,582	8,519,697
Abbott Laboratories	60,285	2,722,471
Accenture Plc	3,753	193,167
Adobe Systems, Inc. (a)	14,900	492,445
Advance Auto Parts, Inc.	2,072	132,484
Advanced Micro Devices, Inc. (a)(c)(d)	167,923	1,314,837
Aetna, Inc.	73,736	2,428,864
Agilent Technologies, Inc. (a)	26,201	1,095,988
Alcoa, Inc.	45,000	745,650
Allergan, Inc.	8,000	564,880
Alliance Resource Partners LP	11,621	816,375
The Allstate Corp.	15,390	479,245
Altera Corp. (e)	5,100	191,607
Altria Group, Inc.	58,107	1,366,096
Amdocs Ltd. (a)	4,234	123,379
American Electric Power Co., Inc.	31,632	1,128,630
American Tower Corp., Class A (a)	25,605	1,302,270
American Water Works Co, Inc.	29,170	743,835
Ameriprise Financial, Inc.	3,100	191,115
AmerisourceBergen Corp.	23,954	858,990
Amgen, Inc. (a)	28,728	1,582,338
Anadarko Petroleum Corp.	29,694	2,288,814
Analog Devices, Inc.	4,800	186,384
Apache Corp.	23,726	2,831,935

Common Stocks	Shares	Value

United States (continued)
Apple, Inc. (a)(c)	45,931	$15,585,307
Arch Capital Group Ltd. (a)	9,867	870,763
Autodesk, Inc. (a)	4,500	183,060
Autoliv, Inc.	2,200	168,960
Axis Capital Holdings Ltd.	5,092	181,173
BMC Software, Inc. (a)	3,900	186,030
Ball Corp.	2,600	184,938
Bank of America Corp.	355,796	4,885,079
The Bank of New York Mellon Corp.	110,823	3,461,002
Biogen Idec, Inc. (a)	2,800	183,316
Boeing Co.	44,180	3,069,626
BorgWarner, Inc. (a)	11,000	741,400
Bristol-Myers Squibb Co. (e)	351,581	8,852,810
Broadcom Corp., Class A	13,359	602,357
CA, Inc.	129,740	3,087,812
CMS Energy Corp.	33,243	648,239
CNA Financial Corp. (a)	4,100	110,167
CVS Caremark Corp.	48,945	1,673,919
Capital One Financial Corp.	3,200	154,112
Cardinal Health, Inc.	4,531	188,082
CareFusion Corp. (a)	3,415	87,868
Celgene Corp. (a)	14,265	735,075
CenturyLink, Inc. (d)	17,986	777,715
Cephalon, Inc. (a)(c)	25,800	1,524,264
Charter Communications, Inc. (a)	5,200	218,400
Chevron Corp.	105,850	10,048,340
Chubb Corp.	24,855	1,439,850
Cigna Corp.	28,671	1,204,755
Cimarex Energy Co.	2,000	208,260
Cisco Systems, Inc. (a)	165,847	3,507,664
Citigroup, Inc. (a)	1,245,059	6,001,184
The Coca-Cola Co.	17,517	1,100,943
Coca-Cola Enterprises Inc.	5,000	125,800
Cognizant Technology Solutions Corp. (a)	6,100	444,995
Colgate-Palmolive Co.	28,281	2,171,132
Comcast Corp., Class A	180,955	4,116,726
Complete Production Services, Inc. (a)	29,119	813,585
Computer Sciences Corp.	6,031	321,392
Comverse Technology, Inc. (a)	78,055	512,041
ConAgra Foods, Inc.	17,473	390,172
ConocoPhillips	81,673	5,836,353
Consol Energy, Inc.	116,390	5,784,583
Constellation Brands, Inc., Class A (a)	12,909	248,111
Corning, Inc. (c)	184,712	4,102,454
Covidien Plc	20,335	965,303
Crown Holdings, Inc. (a)	19,318	644,448
DISH Network Corp. (a)	19,458	410,758
Darden Restaurants, Inc.	2,300	108,353
DaVita, Inc. (a)	18,762	1,385,574
Dell, Inc. (a)(c)	214,592	2,824,031
Devon Energy Corp.	38,749	3,436,649
The Dow Chemical Co.	66,903	2,373,718
Dr. Pepper Snapple Group, Inc.	8,940	316,744
E.I. du Pont de Nemours & Co.	46,095	2,336,095
EMC Corp. (a)	64,700	1,610,383
EOG Resources, Inc. (c)	16,100	1,712,879
EXCO Resources, Inc.	74,047	1,486,864
Eastman Chemical Co.	2,200	204,292
Eaton Corp.	1,500	161,940
eBay, Inc. (a)	33,915	1,029,659

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2011	5

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Edison International	4,500	$163,260
El Paso Corp.	232,674	3,694,863
Electronic Arts, Inc. (a)	66,714	1,040,071
Eli Lilly & Co.	20,047	697,034
Endo Pharmaceuticals Holdings, Inc. (a)	5,998	199,254
Endurance Specialty Holdings Ltd.	28,646	1,331,753
Energizer Holdings, Inc. (a)	1,600	116,384
Entergy Corp.	1,728	124,710
Exelon Corp.	24,650	1,047,872
Expedia, Inc.	4,699	118,227
Exxon Mobil Corp. (e)	233,597	18,846,606
FMC Corp.	48,684	3,702,905
Fidelity National Information Services, Inc.	3,741	113,839
Fidelity National Title Group, Inc., Class A	117,045	1,574,255
Ford Motor Co. (a)	111,800	1,783,210
Forest Laboratories, Inc. (a)	8,794	283,694
Freeport-McMoRan Copper & Gold, Inc., Class B	21,039	2,287,991
The Gap, Inc.	9,183	176,956
General Communication, Inc., Class A (a)	8,100	98,091
General Electric Co.	490,337	9,875,387
General Growth Properties Inc.	582	8,624
General Mills, Inc. (c)	54,405	1,892,206
General Motors Co. (a)	85,100	3,105,299
Genzyme Corp. (a)	25,097	1,840,865
Gilead Sciences, Inc. (a)	41,436	1,590,314
Global Industries Ltd. (a)	150,919	1,209,616
The Goldman Sachs Group, Inc.	23,686	3,875,503
Google, Inc., Class A (a)(c)	7,676	4,608,363
H.J. Heinz Co.	12,381	588,098
Halliburton Co.	65,250	2,936,250
Harris Corp.	2,800	130,312
HealthSouth Corp. (a)	35,083	793,577
Hess Corp.	26,192	2,203,271
Hewlett-Packard Co. (c)	116,564	5,325,809
Hologic, Inc. (a)	125,474	2,499,442
Hospira, Inc. (a)	2,000	110,460
Humana, Inc. (a)	26,426	1,531,915
Ingersoll-Rand Plc	2,900	136,880
Intel Corp.	146,200	3,137,452
International Business Machines Corp.	65,568	10,622,016
International Game Technology	54,848	941,740
International Paper Co.	16,797	485,097
Intuit, Inc. (a)	4,000	187,720
JPMorgan Chase & Co.	186,467	8,379,827
Johnson & Johnson	141,600	8,463,432
KBR, Inc.	34,914	1,120,739
KLA-Tencor Corp.	2,000	88,160
Kimberly-Clark Corp.	1,500	97,095
Kraft Foods, Inc.	92,239	2,819,746
L-3 Communications Holdings, Inc.	1,400	109,550
Lam Research Corp. (a)	3,400	169,626
Lear Corp. (a)	1,700	179,571
Lexmark International, Inc., Class A (a)	11,532	401,775
Liberty Global, Inc. (a)	4,800	194,688
Liberty Media Corp. - Starz, Series A (a)	6	400

Common Stocks	Shares	Value

United States (continued)
Liberty Media Holding Corp. - Capital (a)	17	$1,116
Liberty Media Holding Corp. - Interactive (a)	1,715	27,166
Life Technologies Corp. (a)	20,890	1,134,118
Limited Brands, Inc.	6,449	188,569
Lincoln National Corp.	4,400	126,896
Lockheed Martin Corp.	30,858	2,456,297
Lorillard, Inc.	6,675	502,227
Lubrizol Corp.	1,800	193,428
Macy’s, Inc.	5,300	122,695
Marathon Oil Corp.	65,366	2,987,226
Mattel, Inc.	45,454	1,076,351
McDermott International, Inc. (a)	79,320	1,648,270
McDonald’s Corp.	19,549	1,440,175
The McGraw-Hill Cos., Inc.	5,000	194,900
McKesson Corp.	23,021	1,730,489
Mead Johnson Nutrition Co.	41,019	2,377,871
MeadWestvaco Corp.	5,200	148,876
Medco Health Solutions, Inc. (a)	40,628	2,479,121
Medtronic, Inc.	75,233	2,882,929
Merck & Co, Inc.	154,776	5,133,920
MetLife, Inc.	13,404	613,501
Mettler-Toledo International, Inc. (a)	5,343	797,122
Micron Technology, Inc. (a)	12,000	126,480
Microsoft Corp.	514,819	14,273,357
Molson Coors Brewing Co., Class B	3,600	168,732
Morgan Stanley	84,800	2,493,120
Motorola Solutions, Inc. (a)	11,300	438,101
Mylan, Inc. (a)	61,747	1,430,061
NII Holdings, Inc. (a)	3,600	151,128
NRG Energy, Inc. (a)	15,099	313,304
National Oilwell Varco, Inc.	48,172	3,559,911
National Semiconductor Corp.	6,014	91,172
Newmont Mining Corp.	76,263	4,199,803
News Corp., Class A	68,173	1,023,958
NextEra Energy, Inc.	38,015	2,032,282
Northern Trust Corp.	21,172	1,100,521
Northrop Grumman Corp.	22,726	1,574,912
Occidental Petroleum Corp.	61,552	5,950,847
Oracle Corp.	152,416	4,881,884
PG&E Corp.	17,314	801,292
PPG Industries, Inc.	2,100	176,988
PPL Corp.	52,067	1,342,808
Pall Corp.	4,500	249,345
Parker Hannifin Corp.	1,500	134,115
PartnerRe Ltd.	5,647	462,376
PerkinElmer, Inc.	23,800	608,804
Perrigo Co.	16,700	1,214,758
Pfizer, Inc.	397,225	7,237,439
PharMerica Corp. (a)	975	11,027
Philip Morris International, Inc.	36,327	2,079,357
Pitney Bowes, Inc.	3,763	91,366
Platinum Underwriters Holdings Ltd.	12,213	539,815
Polo Ralph Lauren Corp.	1,600	171,488
Polycom, Inc. (a)	35,789	1,569,348
Praxair, Inc.	8,247	767,301
Precision Castparts Corp.	9,237	1,320,799
Pride International, Inc. (a)	2,700	87,750
Principal Financial Group, Inc.	14,152	463,761
The Procter & Gamble Co.	79,484	5,017,825

6	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
The Progressive Corp.	32,581	$645,430
QUALCOMM, Inc.	120,779	6,537,767
Qwest Communications International, Inc.	277,043	1,975,317
R.R. Donnelley & Sons Co.	5,246	92,959
Ralcorp Holdings, Inc. (a)	2,701	165,301
Raytheon Co.	21,594	1,079,484
RenaissanceRe Holdings Ltd.	12,277	805,617
Ross Stores, Inc.	2,100	136,920
Ryder System, Inc.	2,700	129,816
SM Energy Co. (c)	29,722	1,847,520
SUPERVALU, Inc.	6,885	50,192
Safeway, Inc.	3,799	78,601
SanDisk Corp. (a)	11,515	522,436
Sara Lee Corp.	135,172	2,293,869
Seagate Technology (a)	6,300	88,200
Schlumberger Ltd.	64,230	5,715,828
Sempra Energy	2,700	140,589
Simon Property Group, Inc.	8,900	902,905
Sohu.com, Inc. (a)	2,200	170,676
The Southern Co.	17,750	667,755
Southwest Airlines Co.	8,800	104,280
Spirit Aerosystems Holdings, Inc., Class A (a)	75,593	1,785,507
The St. Joe Co. (a)(d)	240,397	6,589,282
State Street Corp.	32,717	1,528,538
Stryker Corp.	1,800	103,608
Symantec Corp. (a)(c)	89,655	1,578,825
TJX Cos., Inc.	2,600	123,214
TRW Automotive Holdings Corp. (a)	3,300	196,878
Target Corp.	2,000	109,660
Teradata Corp. (a)	5,326	228,965
Texas Instruments, Inc.	73,411	2,489,367
Thermo Fisher Scientific, Inc. (a)	29,952	1,715,351
Time Warner Cable, Inc.	8,962	607,892
Time Warner, Inc.	17,899	562,924
Transatlantic Holdings, Inc.	6,592	339,158
The Travelers Cos., Inc.	51,285	2,885,294
URS Corp. (a)	2,000	88,900
U.S. Bancorp	120,615	3,256,605
Union Pacific Corp.	59,033	5,586,293
United Technologies Corp. (c)	34,756	2,825,663
UnitedHealth Group, Inc.	47,700	1,958,085
Unum Group	4,077	101,680
Valero Energy Corp.	49,015	1,243,020
Validus Holdings Ltd.	18,396	559,238
VeriSign, Inc.	5,600	188,440
Verizon Communications, Inc.	157,491	5,609,829
Viacom, Inc., Class B	46,932	1,950,025
Wal-Mart Stores, Inc.	85,992	4,821,571
Walt Disney Co.	39,000	1,515,930
Waters Corp. (a)	15,012	1,146,767
WellPoint, Inc. (a)	51,285	3,185,824
Wells Fargo & Co.	243,067	7,880,232
Western Digital Corp. (a)	8,863	301,519
The Western Union Co.	7,800	158,184
Whiting Petroleum Corp. (a)	6,800	858,704
Williams Cos., Inc.	5,500	148,445
Windstream Corp.	16,209	207,637
Wisconsin Energy Corp.	1,636	98,634
Wyndham Worldwide Corp.	4,100	115,333

Common Stocks	Shares	Value

United States (concluded)
XL Group Plc	173,208	$3,969,927
Xerox Corp.	162,606	1,726,876

		466,541,292

Total Common Stocks – 87.6%		877,800,818

Corporate Bonds	Par (000)

Canada — 0.2%
Sino-Forest Corp., 5.00%, 8/01/13 (b)(f)	USD	1,557	2,002,691

China — 0.0%
China Milk Products Group Ltd., 45.14%, 1/05/12 (f)(g)		1,000	200,000

Hong Kong — 0.0%
FU JI Food and Catering Services Holdings Ltd., 0.00% 10/18/10 (a)(f)(g)(h)	CNY	10,800	310,768

India — 0.2%
Gujarat NRE Coke Ltd., 0.00%, 4/12/11 (f)(g)	USD	200	266,500
REI Agro Ltd., 5.50%, 11/13/14 (b)(f)		1,235	1,307,556

			1,574,056

Malaysia — 0.2%
Berjaya Land Bhd, 8.00%, 8/15/11 (f)	MYR	2,290	770,162
IOI Capital Bhd, Series IOI, 0.00%, 12/18/11 (f)(g)	USD	850	1,232,500

			2,002,662

Singapore — 0.3%
Olam International Ltd., 6.00%, 10/15/16 (f)		800	1,093,520
Wilmar International Ltd., 23.72%, 12/18/12 (f)(g)		700	878,500
Yanlord Land Group Ltd., 5.85%, 7/13/14 (f)	SGD	1,500	1,218,342

			3,190,362

United Kingdom — 0.2%
Lloyds TSB Bank Plc, 13.00% (i)	GBP	1,081	2,121,204
Petropavlovsk 2010 Ltd., 4.00%, 2/18/15 (f)	USD	200	221,100

			2,342,304

United States — 0.1%
SBA Communications Corp., 4.00%, 10/01/14 (b)(f)		262	388,415

Total Corporate Bonds – 1.2%			12,011,258

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2011	7

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Investment Companies	Shares	Value

United States — 5.7%
Consumer Staples Select Sector SPDR Fund	46,485	$1,342,487
ETFS Gold Trust (a)	43,400	5,744,424
ETFS Palladium Trust (a)	15,700	1,271,229
ETFS Platinum Trust (a)	12,900	2,295,297
Energy Select Sector SPDR Fund	114,746	8,393,670
Financial Select Sector SPDR Fund	136,749	2,242,684
Health Care Select Sector SPDR Fund	46,074	1,459,624
iShares Dow Jones U.S. Telecommunications Sector Index Fund (j)	24,147	555,381
iShares Silver Trust (a)(j)	130,000	3,562,000
SPDR Gold Trust (a)(c)	186,336	24,199,456
SPDR KBW Regional Banking ETF	27,661	722,782
Technology Select Sector SPDR Fund	70,400	1,829,696
Utilities Select Sector SPDR Fund	110,600	3,508,232
Vanguard Telecommunication Services ETF	1,300	83,928

		57,210,890

Vietnam — 0.1%
Vietnam Enterprise Investments Ltd., R Shares (a)	199,954	395,909
Vinaland Ltd. (a)	459,680	455,680

		851,589

Total Investment Companies – 5.8%		58,062,479

Preferred Stocks

Switzerland — 0.1%
UBS AG, 9.38% (a)(f)	39,175	1,083,424

United Kingdom — 0.1%
HSBC Holdings Plc, 8.00%	28,100	761,510

United States — 0.2%
Apache Corp., 6.00% (f)	3,550	232,312
Bunge Ltd., 4.88% (f)	2,135	210,298
El Paso Corp., 4.99% (f)	1,558	1,986,450
XL Group Plc, 10.75% (f)	7,012	221,719

		2,650,779

Total Preferred Stocks – 0.4%		4,495,713

Rights

Spain — 0.0%
Banco Santander SA (Expires 2/01/11)	209,100	39,508

Total Rights – 0.0%		39,508

Warrants (k)	Shares	Value

Canada — 0.0%
Kinross Gold Corp. (Expires 9/13/13)	36,725	$62,348

United States — 0.1%
Bank of America Corp. (Expires 1/16/19)	65,430	492,034
Citigroup Inc. (Expires 10/28/18)	56,000	14,000
Ford Motor Co. (Expires 1/01/13)	134,367	980,879

		1,486,913

Total Warrants – 0.1%		1,549,261

Total Long-Term Investments (Cost – $764,418,591) – 95.1%		953,959,037

Short-Term Securities	Par (000)

Time Deposits — 0.0%

Canada — 0.0%
Brown Brothers Harriman & Co., 0.20%, 2/01/11	CAD	5	4,861

Europe — 0.0%
Citibank, NY, 0.30%, 2/01/11	EUR	78	107,752

New Zealand — 0.0%
Brown Brothers Harriman & Co., 1.80%, 2/01/11	NZD	11	8,329

Total Time Deposits – 0.0%			120,942

U.S. Treasury Obligations — 4.7%
U.S. Treasury Bills (l):
0.14%, 3/10/11		12,150	12,148,129
0.09%, 3/17/11		23,130	23,125,767
0.11%, 3/24/11		2,818	2,817,394
0.13%, 4/07/11		120	119,969
0.14%, 4/14/11		2,080	2,079,397
0.14%, 4/21/11		6,858	6,855,819

			47,146,475

	Beneficial Interest (000)

Money Market Funds — 0.2%
BlackRock Liquidity Series, LLC Money Market Series, 0.42% (j)(m)(n)		1,533	1,532,800

Total Short-Term Securities (Cost – $48,801,045) – 4.9%			48,800,217

Options Purchased	Contracts

Exchange-Traded Call Options — 0.0%
General Mills, Inc., Strike Price 38.00, Expires 7/16/11	USD	194	11,640
Google, Inc. Class A, Strike Price 600.00, Expires 3/19/11	USD	42	84,420

			96,060

8	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund (Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value

Exchange-Traded Put Options — 0.1%
SPDR Gold Trust:
Strike Price USD 130.00, Expires 4/16/11	220	$90,750
Strike Price USD 127.00, Expires 9/17/11	235	159,213
Strike Price USD 125.00, Expires 1/21/12	300	250,500

		500,463

Over-the-Counter Put Options — 0.0%
KOSPI Index:
Strike Price KRW 232.20, Expires 3/10/11, Broker Goldman Sachs Bank USA	9,407,328	1,213
Strike Price KRW 230.71, Expires 12/08/11, Broker Citibank NA	94	45,703
SPDR Gold Trust, Strike Price USD 129.11, Expires 1/20/12, Broker JPMorgan Chase Bank NA	21,877	233,642

		280,558

Total Options Purchased (Cost – $1,054,281) – 0.1%		877,081

Total Investments Before Structured Options and Outstanding Options Written (Cost – $814,273,917*) – 100.1%		1,003,636,335

Over-the-Counter Structured Options	Units

Credit Suisse EuroStoxx Index Link, Expires 8/05/11, Broker Credit Suisse International (o)	1,951	174,367
DJ EuroStoxx 50 Index:
Expires 7/07/11, Broker Credit Suisse International (p)	1,000	66,729
Expires 9/16/11, Broker JPMorgan Chase Bank NA (q)	686	192,780
MSCI EM Index, Expires 12/14/11, Broker JPMorgan Chase Bank NA (r)	1,462	16
MSCI Europe excluding UK Index:
Expires 9/01/11, Broker Deutsche Bank AG (s)	12,498	102,243
Expires 9/16/11, Broker Goldman Sachs Bank USA (t)	27,864	362,513
Expires 9/16/11, Broker Goldman Sachs Bank USA (u)	11,456	111,466
Expires 9/16/11, Broker Goldman Sachs Bank USD (v)	8,332	66,819
Taiwan Taiex Index, Expires 12/21/11, Broker Citibank NA (w)	7,800	22,499

Total Over-the-Counter Structured Options (Cost - $0)– 0.1%		1,099,432

Options Written	Contracts	Value

Exchange-Traded Call Options — (0.1)%
Advanced Micro Devices, Inc., Strike Price USD 10.00, Expires 1/21/12	977	$(63,993)
Agrium, Inc., Strike Price USD 95.00, Expires 4/16/11	11	(3,300)
Apple, Inc., Strike Price USD 340.00, Expires 4/16/11	12	(20,040)
Cephalon Inc., Strike Price USD 65.00, Expires 1/21/12	70	(27,300)
Corning, Inc., Strike Price USD 20.00, Expires 5/21/11	675	(186,638)
Dell, Inc.:
Strike Price USD 16.00, Expires 8/20/11	488	(13,664)
Strike Price USD 15.00, Expires 1/21/12	249	(23,157)
EOG Resources, Inc., Strike Price USD 100.00, Expires 1/21/12	81	(127,778)
Google, Inc., Class A, Strike Price USD 650.00, Expires 3/19/11	42	(16,380)
Hewlett-Packard Co., Strike Price USD 50.00, Expires 1/21/12	324	(86,670)
SM Energy Co., Strike Price USD 65.00, Expires 8/20/11	57	(27,360)
Symantec Corp., Strike Price USD 17.50, Expires 1/21/12	549	(122,152)
United Technologies Corp., Strike Price USD 80.00, Expires 1/21/12	181	(119,912)

		(838,344)

Exchange-Traded Put Options — 0.0%
General Mills, Inc.:
Strike Price USD 33.00, Expires 4/16/11	85	(4,675)
Strike Price USD 34.00, Expires 4/16/11	82	(7,626)
Strike Price USD 34.00, Expires 7/16/11	194	(31,137)
Google, Inc. Class A, Strike Price USD 580.00, Expires 3/19/11	42	(49,350)
SPDR Gold Trust, UBS AG :
Strike Price USD 120.00, Expires 4/16/11	220	(22,220)
Strike Price USD 105.00, Expires 1/21/12	360	(85,680)

		(200,688)

Over-the-Counter Put Options — 0.0%
Beiersdorf AG:
Strike Price USD 38.00, Expires 12/16/11, Broker Deutsche Bank AG	9,152	(26,843)
Strike Price USD 38.00, Expires 1/20/12, Broker JPMorgan Chase Bank NA	5,230	(16,422)
CSI EuroStoxx Index, Strike Price USD 2,761.62 Expires 9/16/11, Broker JPMorgan Chase Bank NA	1,003	(172,178)
DJ EuroStoxx 50 Index, Strike Price USD 2,540.25 Expires 1/20/12, Broker JPMorgan Chase Bank NA	1,063	(170,785)

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2011	9

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Put Options (concluded) — 0.0%
Hutchison Whampoa Ltd., Strike Price USD 97.60, Expires 4/07/11, Broker Citibank NA	69,100	$(25,899)
S&P Equity Option:
Strike Price USD 1,030.64, Expires 3/10/11, Broker Goldman Sachs Bank USA	1,746	(2,590)
Strike Price USD 988.57, Expires 12/08/11, Broker Citibank NA	1,740	(39,261)

		(453,978)

Total Options Written (Premiums Received – $1,574,579) – (0.1)%		(1,493,010)

Total Investments, Net of Structured Options and Outstanding Options Written – 100.1%		1,003,242,757
Liabilities in Excess of Other Assets – (0.1)%		(1,008,338)

Net Assets – 100.0%		$1,002,234,419

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$824,536,617

Gross unrealized appreciation	$208,688,321
Gross unrealized depreciation	(29,588,603)

Net unrealized appreciation	$179,099,718

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with written options.

(d)	Security, or a portion of security, is on loan.

(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(f)	Convertible security.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest/ Shares Held at October 31, 2010	Beneficial Interest/ Shares Purchased		Shares Sold	Beneficial Interest/ Shares Held at January 31, 2011	Value at January 31, 2011	Realized Loss	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	—		—	—	—	—	$566
BlackRock Liquidity Series, LLC Money Market Series	$1,278,500	$254,300	[1]	—	$1,532,800	$1,532,800	—	$980
iShares Dow Jones U.S. Telecommunications Sector Index Fund	24,447	—		(300)	24,147	$555,381	$(1,842)	$5,324
iShares Silver Trust	130,000	—		—	130,000	$3,562,000	—	—

[1]	Represents net shares purchased.

10	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund

(k)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(l)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(m)	Security was purchased with the cash collateral from loaned securities.

(n)	Represents the current yield as of report date.

(o)

CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,819.34. Each unit contains (a) one written put on the index at a strike price of 2,650.18 and (b) one call option on the index with a strike of 2,819.34. The Fund holds 1,951 units of the structure. On January 31, 2011, the EuroStoxx 50 Index was 2,953.63. At this time, the value of the structured option was $174,367 based on a price of $89.373 per unit. The option expires on August 5, 2011.

(p)

CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,819.34. Each unit contains (a) one written put on the index at a strike price of 2,523.375 and (b) one call option on the index with a strike of 2,943.9375. The Fund holds 1,000 units of the structure. On January 31, 2011, the EuroStoxx 50 Index was 2,953.63. At this time, the value of the structured option was $66,729 based on a price of $66.729 per unit. The option expires on July 7, 2011.

(q)

JP Morgan Chase DJ Euro Stoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,622.91. Each unit contains (a) one written put on the index at a strike price of 2,461.601 and (b) one call option on the index with a strike of 2,622.91. The Fund holds 686 units of the structure. On January 31, 2011, the EuroStoxx 50 Index was 2,953.63. At this time, the value of the structured option was $192,780 based on a price of $281.02 per unit. The option expires on September 16, 2011.

(r)

JP Morgan Chase MSCI EM Structured Option is issued in units. Each unit represents a structure based on the MSCI EM Index. Each unit contains (a) one written put on the index at a strike price of 1,128.89 and (b) one call option on the index with a strike of 1,128.89. The Fund holds 1,462 units of the structure. On January 31, 2011, the MSCI EM Index was 1,119.08. At this time, the value of the structured option was $16 based on a price of $0.01 per unit. The option expires on December 14, 2011.

(s)

DB MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 96.017. Each unit contains (a) one written put on the index at a strike price of 90.7361 and (b) one call option on the index with a strike of 96.017. The Fund holds 12,498 units of the structure. On January 31, 2011, the MSCI Europe ex UK Index was 105.04. At this time, the value of the structured option was $102,243 based on a price of $8.18 per unit. The option expires on September 1, 2011.

(t)

Goldman Sachs MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 93.31. Each unit contains (a) one written put on the index at a strike price of 93.31 and (b) 1.29 call options on the index with a strike of 93.31. The Fund holds 27,864 units of the structure. On January 31, 2011, the MSCI Europe ex UK Index was 105.04. At this time, the value of the structured option was $362,513 based on a price of $13.01 per unit. The option expires on September 16, 2011.

(u)

Goldman Sachs MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 96.02. Each unit contains (a) one written put on the index at a strike price of 96.02 and (b) 1.29 call options on the index with a strike of 96.02. The Fund holds 11,456 units of the structure. On January 31, 2011, the MSCI Europe ex UK Index was 105.04. At this time, the value of the structured option was $111,466 based on a price of $9.73 per unit. The option expires on September 16, 2011.

(v)

Goldman Sachs MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 96.02. Each unit contains (a) one written put on the index at a strike price of 89.9707 and (b) one call option on the index with a strike of 96.02. The Fund holds 8,332 units of the structure. On January 31, 2011, the MSCI Europe ex UK Index was 105.04. At this time, the value of the structured option was $66,819 based on a price of $8.02 per unit. The option expires on September 16, 2011.

(w)

Citigroup Taiwan Taiex Structured Option is issued in units. Each unit represents a structure based on the Taiex Index. Each unit contains (a) one written put on the index at a strike price of 8,400 and (b) one call option on the index with a strike of 9,000. The Fund holds 7,800 units of the structure. On January 31, 2011, the Taiex Index was 9,145.35. At this time, the value of the structured option was $22,499 based on a price of $2.884 per unit. The option expires on December 21, 2011.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2011	11

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund

•	Foreign currency exchange contracts as of January 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CLP	276,840,000	USD	577,592	Brown Brothers Harriman & Co.	2/01/11	$(4,662)
EUR	450,380	USD	616,795	Brown Brothers Harriman & Co.	2/01/11	(158)
INR	841,005	USD	18,355	Brown Brothers Harriman & Co.	2/01/11	(36)
USD	3,388	JPY	278,737	Credit Suisse International	2/01/11	(7)
USD	16,221	BRL	27,168	Brown Brothers Harriman & Co.	2/02/11	(77)
USD	4,805	CAD	4,814	Brown Brothers Harriman & Co.	2/02/11	(3)
JPY	13,077,006	USD	159,472	Deutsche Bank AG	2/02/11	(152)
MYR	118,720	USD	38,867	Brown Brothers Harriman & Co.	2/02/11	(94)
USD	33,351	MYR	101,870	Brown Brothers Harriman & Co.	2/02/11	81
MYR	48,239	USD	15,746	Brown Brothers Harriman & Co.	2/07/11	3
USD	48,935	MYR	149,911	Brown Brothers Harriman & Co.	2/07/11	(9)
CAD	332,811	USD	336,887	Brown Brothers Harriman & Co.	2/28/11	(4,702)
CHF	15,550,097	USD	16,157,288	Brown Brothers Harriman & Co.	2/28/11	319,841
USD	400,000	CHF	384,710	Brown Brothers Harriman & Co.	2/28/11	(7,645)
EUR	12,563,274	USD	16,784,534	Brown Brothers Harriman & Co.	2/28/11	410,488
GBP	501,567	USD	800,000	Brown Brothers Harriman & Co.	2/28/11	3,277
USD	1,294,330	GBP	816,097	Brown Brothers Harriman & Co.	2/28/11	(12,677)
JPY	894,335,430	USD	10,815,496	Brown Brothers Harriman & Co.	2/28/11	82,152

Total						$785,620

•	Financial futures contracts purchased as of January 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

6	MSCI Singapore IX	Singapore	February 2011	$355,527	$(2,834)
25	DAX Index 25 Euro	Eurex	March 2011	6,023,724	48,458
16	DJ Euro Stoxx 50	Eurex	March 2011	624,441	23,989
65	Emini MSCI EAFE	Chicago Mercantile	March 2011	5,376,696	126,204
22	FTSE 100 Index	NYSE LIFFE London	March 2011	2,043,697	11,887
28	Nikkei 225 SIMEX	Singapore	March 2011	1,747,533	(2,650)
40	S&P 500 Index	Chicago Mercantile	March 2011	12,377,366	446,634
6	S&P TSE 60 Index	Montreal	March 2011	909,723	22,259
64	Yen Denominated Nikkei	Chicago Mercantile	March 2011	3,997,191	(1,090)

Total					$672,857

•	Financial futures contracts sold as of January 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

30	Taiwan MSCI SIMEX Index	Singapore	February 2011	$958,380	$(7,920)

•	Total return swaps outstanding as of January 31, 2011 were as follows:

Interest Receivable Rate	Interest Payable Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

—	0.43(1)	JPMorgan Chase Bank NA	2/18/11	USD	5,516	$393,533	(2)
—	0.00(3)	Credit Suisse International	3/16/11	USD	1,923	(119,735	)(4)
0.22(5)	—	BNP Paribas SA	9/19/11	USD	2,133	72,466	(6)
0.68(7)	—	BNP Paribas SA	1/12/12	USD	2,166	(43,500	)(8)

Total						$302,764

(1)	Based on the 3-month LIBOR minus 0.71%.

(2)	Based on the change in the return of the MSCI Daily Total Return Net Europe (ex United Kingdom) USD Index.

(3)	Based on the overnight MosPrime Rate.

(4)	Based on the change in the return of the RTS Index Future.

(5)	Based on the 3-month LIBOR minus 0.08%.

(6)	Based on the change in the return of the MSCI Daily Total Return All Country World (ex USA) USD Index.

(7)	Based on the 3-month LIBOR plus 0.38%

(8)	Based on the change in the return of the MSCI Daily Total Return Net Emerging Markets USD Index.

12	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks
Argentina	$1,487,711	—	—	$1,487,711
Australia	—	$15,935,607	—	15,935,607
Austria	—	358,926	—	358,926
Belgium	357,069	1,348,522	—	1,705,591
Brazil	23,057,126	7,196,746	—	30,253,872
Canada	37,983,061	—	—	37,983,061
Chile	1,933,930	—	—	1,933,930
China	1,143,911	21,481,924	—	22,625,835
Egypt	—	976,767	—	976,767
Finland	121,980	1,070,733	—	1,192,713
France	2,570,592	12,475,583	—	15,046,175
Germany	1,777,779	6,794,975	—	8,572,754
Hong Kong	1,140,422	9,610,530	—	10,750,952
India	—	12,264,902	—	12,264,902
Indonesia	—	2,092,465	—	2,092,465
Israel	2,482,576	—	—	2,482,576
Italy	—	5,310,878	—	5,310,878
Japan	131,514	92,688,135	—	92,819,649
Kazakhstan	—	2,343,500	—	2,343,500
Luxembourg	382,325	—	—	382,325
Malaysia	—	5,253,906	—	5,253,906
Mexico	2,698,928	—	—	2,698,928
Netherlands	695,378	2,709,692	—	3,405,070
Norway	—	2,761,023	—	2,761,023
Philippines	662,830	—	—	662,830
Poland	—	388,500	—	388,500
Russia	11,636,308	11,416,982	—	23,053,290
Singapore	204,862	12,534,837	—	12,739,699
South Africa	1,161,171	1,067,016	—	2,228,187
South Korea	2,254,124	10,625,356	—	12,879,480
Spain	327,947	3,764,935	—	4,092,882

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2011	13

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets (concluded):
Investments in Securities:
Long-Term Investments:
Common Stocks
Switzerland	$4,261,181	$11,288,150	—	$15,549,331
Taiwan	1,866,445	12,557,910	—	14,424,355
Thailand	4,651,777	—	—	4,651,777
Turkey	—	4,483,017	—	4,483,017
United Kingdom	10,446,465	25,020,597	—	35,467,062
United States	466,541,292	—	—	466,541,292
Corporate Bonds	—	10,392,934	$1,618,324	12,011,258
Investment Companies	58,062,479		—	58,062,479
Preferred Securities	664,329	3,831,384	—	4,495,713
Rights	39,508	—	—	39,508
Warrants	1,549,261	—	—	1,549,261
Short-Term Securities
Money Market Funds	—	1,532,800	—	1,532,800
Time Deposits	—	120,942	—	120,942
U.S. Treasury Obligations	—	47,146,475	—	47,146,475

Total	$642,294,281	$358,846,649	$1,618,324	$1,002,759,254

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$1,275,954	$465,999	$1,379,990	$3,121,943
Foreign currency exchange
contracts	—	815,842	—	815,842
Liabilities:
Equity contracts	(1,053,526)	(206,500)	(410,713)	(1,670,739)
Foreign currency exchange
contracts	—	(30,222)	—	(30,222)

Total	$222,428	$1,045,119	$969,277	$2,236,824

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, structured options and options. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and structured options and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Total

Assets:
Balance, as of October 31, 2010	$51,074	$577,609	$628,683
Accrued discounts/premium	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation /depreciation[2]	(51,074)	(341)	(51,415)
Purchases	—	—	—
Sales	—	—	—
Transfers in3	—	1,307,556	1,307,556
Transfers out[3]	—	(266,500)	(266,500)

Balance, as of January 31, 2011	—	$1,618,324	$1,618,324

[2]	The change in unrealized appreciation/depreciation on securities still held at January 31, 2011 was $(341).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

14	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2011

Schedule of Investments (concluded)	BlackRock Global Dynamic Equity Fund

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

		Equity Contracts

	Assets	Liabilities	Total

Balance, as of October 31, 2010	$791,897	$(164,359)	$627,538
Accrued discounts/premium	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation /depreciation[4]	354,451	142,988	497,439
Purchases	—	(389,342)	(389,342)
Sales	—	—	—
Transfers in5	233,642	—	233,642
Transfers out[5]	—	—	—

Balance, as of January 31, 2011	$1,379,990	$(410,713)	$969,277

[4]	The change in unrealized appreciation/depreciation on Structured Options still held at January 31, 2011 was $0.

[5]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2011	15

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Dynamic Equity Fund

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Dynamic Equity Fund

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Dynamic Equity Fund

Date: March 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Dynamic Equity Fund

Date: March 25, 2011